Components of accumulated other comprehensive loss (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning	$ 756,655	$ 1,008,811	$ 1,008,811	$ 1,096,068	$ 993,753
Net amount reclassified to net loss			8,278	(2,279)	4,844
Balance, ending	742,744		756,655	1,008,811	1,096,068
Defined benefit plan and other postretirement liabilities [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning	(116,181)	(110,667)	(110,667)
Net amount reclassified to net loss	750	861	4,007	(2,126)	4,995
Balance, ending	(115,431)	(109,806)	(116,181)	(110,667)
Unrealized loss on financial instruments [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning	2,288	(1,983)	(1,983)
Net amount reclassified to net loss	(38)	(38)	4,271	(153)	(151)
Balance, ending	2,250	(2,021)	2,288	(1,983)
AOCI Attributable to Parent [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning	(113,893)	(112,650)	(112,650)	(117,682)	(91,832)
Net amount reclassified to net loss	712	823
Balance, ending	$ (113,181)	$ (111,827)	$ (113,893)	$ (112,650)	$ (117,682)